NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Estimated Useful Life [Member]
NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The estimated service lives of property and equipment are as follows:
Computer Equipment	3 years
Warehouse Equipment	5 years
Office Furniture and Fixtures	5 years
Vehicles	5 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	Diluted earnings per share was computed as follows for the three months ended March 31, 2014:

	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Basic earnings per share	$188,706	7,538,537	$0.025
Effect of Dilutive Securities:
Exercise of in-the-money warrants		4,001,351
Exercise of in-the-money options		1,699,997
Shares accrued, not yet issued		323,462

Diluted earnings per share	$188,706	13,563,347	$0.014

Property, Plant and Equipment [Table Text Block]	A summary of property and equipment at March 31, 2015 and December 31, 2014, was as follows:

	March 31, 2015	December 31, 2014
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	506,076	502,277
Warehouse Equipment	7,733	7,733
Furniture, Fixtures, and Leasehold Improvements	373,360	373,360
Kitchen Equipment	444,582	429,850
Vehicles	503,309	503,309
Total before accumulated depreciation	2,632,398	2,613,867
Less: accumulated depreciation	(776,779)	(691,823)
Total	$1,855,619	$1,922,044
A summary of property and equipment at December 31, 2014 and 2013 is as follows:

	December 31, 2014	December 31, 2013
Land	$177,383	$177,383
Building	619,955	619,955
Computer and Office Equipment	502,277	462,508
Warehouse Equipment	7,733	7,733
Furniture and Fixtures	373,360	162,128
Kitchen equipment	429,850	-
Vehicles	503,309	33,239
Total before accumulated depreciation	2,613,867	1,462,946
Less: accumulated depreciation	(691,823)	(508,878)
Total	$1,922,044	$954,068

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]	Options expense during the twelve months ended December 31, 2014 and 2013 are summarized in the table below:

	December 31,
	2014	2013

Option expense	$308,782	$178,183
	December 31,
	2014	2013

RSUs expense	$886,516	$-